Subsequent Events (Details) - Subsequent Event - USD ($) $ in Thousands	1 Months Ended
	Mar. 17, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 12, 2023
Subsequent Event [Line Items]
Proceeds from collection of note	$ 11,921	$ 7,000	$ 450
Interest income from collection of note	48	149	341
Principal collection from note	$ 11,873	$ 6,851	$ 109
Purchase commitment				$ 8,500